NATURE OF BUSINESS AND CONTINUANCE OF OPERATIONS (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Cash	$ 2,068,694	$ 242,082	$ 2,808	$ 15,075
Working capital	$ 4,200,000